July 28, 2025

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Att: Filings, Rule 497(j)

Re:       Atlas U.S. Government Money Market Fund, Inc. (the “Fund”)

File Nos.: 811-24068; 333-286213

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of the Fund, I hereby certify that the Fund’s Statement of Additional Information dated July 18, 2025 that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Statement of Additional Information contained in Pre-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on July 18, 2025.

Questions related to this filing should be directed to Philip Sineneng of Thompson Hine LLP at (614) 469-3217.

Sincerely,

/s/ Paul Hopgood

President